Deferred income tax assets/(liabilities) - Schedule of Deferred Tax Assets and Liabilities by Recovery Period (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets/(liabilities) - Schedule of Deferred Tax Assets and Liabilities by Recovery Period (Details) [Line Items]
Deferred income tax assets	¥ 23,314	¥ 53,560
Later than one year [Member]
Deferred income tax assets/(liabilities) - Schedule of Deferred Tax Assets and Liabilities by Recovery Period (Details) [Line Items]
Deferred income tax assets	23,314	53,560
Deferred income tax liabilities	¥ 0	¥ 0